Equity-accounted investee - Associate financial position (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents	$ 1,247,447	$ 918,382	$ 1,062,431
Non-current assets	5,376,192	5,635,787
Current liabilities	(413,743)	(303,783)
Non-current liabilities	(2,258,033)	(2,318,487)
JV Inkai [Member]
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents	12,893	47,539
Other current assets	301,589	115,647
Non-current assets	328,469	343,767
Current liabilities	(32,774)	(26,397)
Non-current liabilities	(38,635)	(39,991)
Net assets	$ 571,542	$ 440,565	$ 442,074